Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date.
Fair Value Hierarchy

Valuation techniques used by the Plan are based upon observable and unobservable inputs. Observable or market inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Plan’s consideration of market assumptions based on the best information available. Assets and liabilities are classified in the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 – Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the assets and liabilities and market-corroborated inputs. The Plan holds no level 2 assets.

Level 3 – Unobservable inputs for the asset or liability. The Plan holds no level 3 assets.

The fair value hierarchy gives the highest priority to observable inputs and lowest priority to unobservable inputs.

Valuation Techniques

The following is a description of the valuation techniques used to measure fair value. There were no changes in the techniques used to measure fair value for the year ended December 31, 2025.

Collective investment/common collective trusts: Valued at the net asset value (NAV) practical expedient established by the fund’s issuer on the last business day of the plan year, based on the fair value of the assets underlying the funds. There is a 15-day redemption waiting period for the collective investment trusts.

Common stocks, ETFs and mutual funds: Valued at the closing price reported on the active market on which the individual securities are traded.

Short-term investments: Valued at cost plus accrued interest, which approximates fair value.

The methods described above may produce a fair value estimate that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the plan administrator believes its valuation techniques are appropriate and consistent with other market participants, the use of different techniques or assumptions to estimate fair value could result in a different fair value measurement at the reporting date.
The following table sets forth the Plan’s assets and liabilities at fair value as of December 31, 2025, by level, within the fair value hierarchy.

	As of December 31, 2025
	(In thousands)
	Total	Level 1
Investments, at fair value:
Common collective trusts at NAV	$3,987,846
Collective investment trusts at NAV	4,168,229
Self-directed brokerage accounts	751,330	$751,330
Short-term investments	9,998	9,998
HPE common stock fund	84,624	84,624
Common stocks	31,647	31,647
Total investments, at fair value	$9,033,674	$877,599

The following table sets forth the Plan’s assets and liabilities at fair value as of December 31, 2024, by level, within the fair value hierarchy.

	As of December 31, 2024
	(In thousands)
	Total	Level 1
Investments, at fair value:
Common collective trusts at NAV	$3,850,747
Collective investment trusts at NAV	3,745,646
Self-directed brokerage accounts	636,909	$636,909
Short-term investments	11,036	11,036
HPE common stock fund	78,395	78,395
Common stocks	32,463	32,463
Total investments, at fair value	$8,355,196	$758,803

Transfers between Levels

The availability of observable market data is monitored to assess the appropriate classification of assets and liabilities within the fair value hierarchy. Changes in economic conditions, changes in observability of significant inputs, or changes in model-based valuation techniques may require the transfer of an asset or liability between levels of the fair value hierarchy. In such instances, the transfer is reported at the beginning of the reporting period. For the year ended December 31, 2025, there were no transfers between levels.